Subsequent Events (Details) - USD ($)	Oct. 27, 2025	Oct. 24, 2025	Nov. 12, 2025	Sep. 30, 2025	May 02, 2025	Dec. 31, 2024	Nov. 13, 2024	Feb. 02, 2024	Sep. 29, 2023	Apr. 26, 2023
Credit agreements
Subsequent Events
Aggregate amount							$ 825,000,000		$ 750,000,000	$ 600,000,000
Interest Rate				7.31%		7.51%
Senior unsecured bond due 2029
Subsequent Events
Aggregate amount								$ 400,000,000
Interest Rate				9.50%		9.50%		9.50%
Senior unsecured bond due 2030
Subsequent Events
Aggregate amount					$ 500,000,000
Interest Rate				8.25%	8.25%
Subsequent Event
Subsequent Events
Dividend per share (in Dollars per share)			$ 0.24
Subsequent Event | Credit agreements
Subsequent Events
Increase the aggregate commitments	$ 175,000,000
Aggregate amount	$ 1,000,000,000
Reduce the interest rate	50.00%
Reduce the non-use fee rate	5.00%
Maximum applicable non-use fee rate	35.00%
Extend the maturity reduced	91 days
Dividends and public company costs not to exceed	6.00%
Subsequent Event | Senior unsecured bond due 2029
Subsequent Events
Interest Rate	9.50%
Subsequent Event | Senior unsecured bond due 2030
Subsequent Events
Interest Rate	8.25%
Subsequent Event | Bluestem Receivables Asset Acquisition
Subsequent Events
Gross purchase price		$ 302,800,000
Secure implementation obligations		20,000,000
Aggregate face value		$ 488,200,000